Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Active Commodities Strategy Fund, Inc.
Prospectus Date	rr_ProspectusDate	Apr. 01, 2017
Cohen & Steers Active Commodities Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS ACTIVE COMMODITIES STRATEGY FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Active Commodities Strategy Fund, Inc. (the “Fund”) is to achieve attractive total return.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary objective of the Fund is to exceed the total return of its benchmark, the Bloomberg Commodity Index Total Return (formerly known as the Dow Jones UBS Commodity Index Total Return) in U.S. dollars.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. You may qualify for sales charge discounts on Class T shares if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”), in the Appendix to this Prospectus titled “Sales Charge Reductions and Waivers Available Through Certain Intermediaries” (the “Appendix”), “Reducing the Initial Sales Charge on Class A Shares” and “Reducing the Initial Sales Charge on Class T Shares” in the Fund’s Statement of Additional Information (the “SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with regulatory requirements, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund’s portfolio turnover would have been higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the maximum deferred sales charge does not apply after one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. You may qualify for sales charge discounts on Class T shares if you invest at least $250,000 in the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2018 (through June 30, 2018, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption at the end of the period
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will pursue its investment objective by investing primarily in a diversified portfolio of exchange-traded commodity futures contracts and other commodity-related derivative instruments, either directly or through a subsidiary. The Fund will also invest in cash and cash equivalents (including U.S. Treasuries and U.S. treasury money market funds) and other fixed income securities to serve as margin or collateral for the Fund’s positions in commodity-related derivative instruments.

Commodities

Commodities are assets that have tangible properties and that are used in commerce, such as fuels (e.g., crude oil, natural gas and gasoline), precious and industrial metals, livestock and agricultural products. The Fund intends that under normal circumstances it will have targeted allocations to all principal sectors of the commodities market including energy, industrial metals, agricultural, livestock, and precious metals. The Fund may also invest in listed options and exchange-traded products that have exposure to commodities and are primarily listed on U.S. exchanges when futures contracts are not warranted or available.

Although the Fund may make investments in commodity-related derivative instruments directly, the Fund intends to primarily gain exposure to commodities by investing up to 25% of its net assets in Cohen & Steers Active Commodities Strategy, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodities within the limits of the federal income tax requirements applicable to investment companies such as the Fund. Except as otherwise noted, references to the investment objective, strategies and risks of the Fund include the investment objective, strategies and risks of the Subsidiary.

The Fund and Subsidiary are actively managed by Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”). The Advisor will actively manage the Fund’s and the Subsidiary’s commodity-related investments pursuant to its proprietary investment strategy. The Advisor seeks to generate attractive total return and deliver broad and diversified commodities exposure through a fundamental, bottom-up, research-driven approach including over/under weights and spread and roll strategies. The Advisor adheres to a disciplined investment process that reflects the team’s research into key factors such as global supply and demand, marginal production cost analysis, inventories, market participant analysis, valuation, technical data and structural curve analysis. Additional inputs that feed into the Advisor’s research process include an assessment of the macroeconomic environment, the potential influence of event risk on commodity prices, on-the-ground due diligence field trips, and commodity-related market intelligence from Cohen & Steers’ natural resources and infrastructure teams. The Advisor complements the strength of its internal research with insight provided by external sources to build a well-diversified commodities portfolio. As this is an actively managed strategy, portfolio position weights may change daily based on factors such as fundamentals impacting the underlying commodities and market conditions. In order to be considered for investment, a commodity investment must generally meet the Advisor’s criteria for liquidity.

Based on the Advisor’s fundamental analysis of each commodity in their investment universe, the portfolio managers seek to express their conviction level and active positioning in a commodity by strategically setting commodity position weights, employing long/short spread trades, and actively analyzing each commodity term structure to maximize roll yield. A long/short spread trade is the purchase of a futures contract against the sale of another futures contract, which may or may not involve the same commodity. “Rolling” futures contracts is the process by which a holder of a particular futures contract will sell such contract on or before the expiration date and simultaneously purchase a new contract with identical terms except for a later expiration date.

Under normal market conditions, the Advisor expects that the Fund’s gross notional value of its long positions may be up to 130% of its net assets and its gross notional value of its short positions may be up to 30% of its net assets. The Fund may, from time to time, be leveraged as a result of its investments in commodities so that the Fund’s (and the Subsidiary’s) net investments in commodities may exceed the Fund’s net assets (including its interest in the Subsidiary), but the Advisor expects that, under normal market conditions, the Fund’s net notional value (long positions minus short positions) will equal approximately 100% of its net assets. The Fund’s positions in commodity-related derivative instruments will be fully collateralized, which will reduce the leveraging effect of these instruments.

Fixed Income Securities

Assets not invested by the Fund in the Subsidiary or directly in commodity-related derivative instruments are invested in cash equivalents, U.S. government securities and other high-quality short-term debt securities. The Fund’s fixed income investments consist primarily of direct and guaranteed obligations of the U.S. government and senior obligations of U.S. government agencies as well as money market securities. The Fund intends to invest primarily in fixed income securities that are rated investment grade. A security will be considered to be investment grade if it is rated as such by one nationally recognized statistical rating organization (“NRSRO”) (for example, minimum Baa3 or BBB- by Moody’s or S&P) or, if unrated, is judged to be investment grade by the Advisor. The Fund intends to invest primarily in fixed income securities with maturities not exceeding one year at the time of investment, but may invest in securities of any maturity.

The Fund will strive to remain fully invested, except during periods of repositioning, to address settlement issues, to provide sufficient cash and cash equivalents for daily margin maintenance and shareholder redemptions and in other appropriate circumstances as determined by the Advisor.

		The Fund is non-diversified under the Investment Company Act of 1940 (the “1940 Act”), which means it may invest a larger percentage of its assets in fewer instruments than a diversified mutual fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment Risk

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Commodities Risk

Because the Fund will have significant investment exposure to commodity-related derivative instruments, developments affecting commodities may have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. Although the Fund’s commodity exposure as a whole will not typically be leveraged (i.e., the Fund’s commodity investments will have an aggregate notional value substantially equal to its net assets), individual commodity-linked derivative instruments may employ leverage. The value of commodity-related derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. In addition, the relationships between various commodities and related derivatives may not behave as expected. Use of leveraged commodity-related derivatives, if any, creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value (“NAV”)).

Derivatives Risk

The Fund may gain exposure to commodities through related derivative instruments, such as futures, options on futures, swaps, forwards and structured notes. Many of the risks applicable to trading the underlying asset are also applicable to derivatives trading. However, there are a number of additional risks associated with derivatives trading, including market risk, credit risk, counterparty risk, liquidity risk, leverage risk and tracking risk. Transactions in certain derivatives are subject to clearance on a U.S. national exchange and to regulatory oversight, while other derivatives are subject to risks of trading in the over-the-counter (“OTC”) markets or on non-U.S. exchanges. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. The Securities and Exchange Commission (the “SEC”) has recently proposed regulations governing the use of derivatives by mutual funds. The final rules may prevent the Fund from implementing its investment strategy in the manner desired, which could potentially have a negative impact on returns.

Fixed-Income Securities Risk

Fixed-income securities generally present three types of risk—interest rate risk, which is the risk that bond prices will decline because of rising interest rates, credit risk, which is the chance that a bond issuer will fail to timely pay interest and principal or that a bond's price declines because of negative perceptions of an issuer’s ability to pay interest and principal, and liquidity risk, which is the risk that securities will not be able to be sold at the time or price desired by the Fund.

Government Securities Risk

Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and the fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Subsidiary Risk

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The types of derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns.

Clearing Broker Risk

The failure or bankruptcy of the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, in the case of futures and options on futures, the clearing broker’s customers, such as the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers. In the case of cleared swaps, customers of a clearing broker in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Tax Risks

The Fund’s ability to make direct and indirect investments in commodity-related derivative instruments and certain related investments, is limited by the Fund’s intention to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986 (the “Code”); if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. The Fund’s investment in the Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to RICs. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. See “Additional Information—Tax Considerations.”

Regulatory Risk

The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The SEC 's proposed rules governing the use of derivatives by registered investment companies, the Department of Labor's (“DOL”) final rule on conflicts of interest on fiduciary investment advice, as well as the SEC’s final rules and amendments to modernize reporting and disclosure (“Modernization”) and to develop and implement a Liquidity Risk Management Program for open-end investment companies ("Liquidity") could, among other things, restrict and/or increase the cost of the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, Congress, various exchanges and regulatory and self-regulatory authorities, domestic and foreign, have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect the instruments in which the Fund invests and the Fund’s ability to execute its investment strategy.

The Advisor is registered with the CFTC as a commodity pool operator (“CPO”) with respect to the Fund and the Subsidiary. Compliance with the CFTC’s disclosure, reporting and recordkeeping requirements may increase Fund expenses and may affect the ability of the Fund to use commodity interests (including futures, options on futures, commodities, and swaps) to the extent or in the manner desired. Additionally, the CFTC and certain futures exchanges have established position limits that limit the amount of net long or net short positions that any one party may hold in a particular options or futures contract at any point in time, preventing any one participant from controlling a significant portion of the market. Such limits may adversely affect the Fund’s ability to trade in certain options or futures contracts.

Leveraging Risk

The Fund’s use of derivatives may create leverage (i.e., the Fund’s investment exposures exceed its NAV). Leverage increases the magnitude of the Fund’s losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. The use of leverage is considered to be a speculative investment practice and may result in substantial and potentially unanticipated losses to the Fund or the Subsidiary. Some derivatives, such as derivatives that provide for short exposure, have the potential for unlimited loss, regardless of the size of the initial investment. The Fund may manage some of its derivative exposure by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged to a greater extent than intended.

Non-U.S. Investment Risk

The Fund may invest in commodity futures contracts traded on non-U.S. exchanges or enter into OTC derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risk because they may not be subject to the same degree of regulation as their U.S. counterparts.

Other Investment Companies Risk

To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification. The Fund may invest in exchange traded derivative products that are not registered under the 1940 Act.

Active Management Risk

As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Non-Diversification Risk

As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

		Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk

		As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. Because Class F shares and Class T shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for these share classes. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the S&P 500® Index, over various time periods. In addition to the broad-based market index, the table shows performance of the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is a broadly diversified index that tracks the commodity markets through commodity futures contracts. The index is made up of exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund's investment strategy. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348.

		The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares.

		The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the S&P 500® Index, over various time periods.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class F shares and Class T shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for these share classes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition to the broad-based market index, the table shows performance of the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is a broadly diversified index that tracks the commodity markets through commodity futures contracts. The index is made up of exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund's investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period: 13.76% (quarter ended June 30, 2016) Lowest quarterly return during this period: -15.68% (quarter ended September 30, 2015)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R, and Z shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R, and Z shares will vary. Class F shares and Class T shares are currently not available for purchase. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Cohen & Steers Active Commodities Fund, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	5.17%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.10%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	5.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.42%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.17%)	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.25%	[2]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
1 Year	rr_ExpenseExampleYear01	572
3 Years	rr_ExpenseExampleYear03	1,710
5 Years	rr_ExpenseExampleYear05	2,945
10 Years	rr_ExpenseExampleYear10	5,882
1 Year	rr_ExpenseExampleNoRedemptionYear01	572
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,710
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,945
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,882
2015	rr_AnnualReturn2015	(27.30%)	[3]
2016	rr_AnnualReturn2016	12.27%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.68%)
1 Year	rr_AverageAnnualReturnYear01	7.22%
Since Inception	rr_AverageAnnualReturnSinceInception	(18.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
Cohen & Steers Active Commodities Fund, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_Component1OtherExpensesOverAssets	5.17%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	5.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.82%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.17%)	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.65%	[2]
1 Year	rr_ExpenseExampleYear01	$ 268
3 Years	rr_ExpenseExampleYear03	1,432
5 Years	rr_ExpenseExampleYear05	2,784
10 Years	rr_ExpenseExampleYear10	5,954
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,432
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,784
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,954
1 Year	rr_AverageAnnualReturnYear01	10.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(17.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
Cohen & Steers Active Commodities Fund, Inc. | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Management Fee	rr_ManagementFeesOverAssets	0.90%	[5]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses	rr_Component1OtherExpensesOverAssets	5.17%	[5]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none	[1],[5]
Total Other Expenses	rr_OtherExpensesOverAssets	5.17%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.07%	[2],[5]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.17%)	[2],[5]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.90%	[2],[5],[6]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	1,220
5 Years	rr_ExpenseExampleYear05	2,459
10 Years	rr_ExpenseExampleYear10	5,444
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,220
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,459
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,444
Cohen & Steers Active Commodities Fund, Inc. | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	5.17%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.01%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	5.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.08%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.18%)	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	1,221
5 Years	rr_ExpenseExampleYear05	2,463
10 Years	rr_ExpenseExampleYear10	5,451
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,221
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,463
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,451
1 Year	rr_AverageAnnualReturnYear01	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	(16.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
Cohen & Steers Active Commodities Fund, Inc. | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_Component1OtherExpensesOverAssets	5.17%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	5.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.57%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.17%)	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.40%	[2]
1 Year	rr_ExpenseExampleYear01	$ 143
3 Years	rr_ExpenseExampleYear03	1,362
5 Years	rr_ExpenseExampleYear05	2,677
10 Years	rr_ExpenseExampleYear10	5,789
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,362
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,677
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,789
1 Year	rr_AverageAnnualReturnYear01	11.90%
Since Inception	rr_AverageAnnualReturnSinceInception	(15.05%)	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Cohen & Steers Active Commodities Fund, Inc. | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%	[5]
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Management Fee	rr_ManagementFeesOverAssets	0.90%	[5]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other Expenses	rr_Component1OtherExpensesOverAssets	5.17%	[5]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.08%	[1],[5]
Total Other Expenses	rr_OtherExpensesOverAssets	5.25%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.40%	[2],[5]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.17%)	[2],[5]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.23%	[2],[5],[6]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
1 Year	rr_ExpenseExampleYear01	372
3 Years	rr_ExpenseExampleYear03	1,531
5 Years	rr_ExpenseExampleYear05	2,789
10 Years	rr_ExpenseExampleYear10	5,782
1 Year	rr_ExpenseExampleNoRedemptionYear01	372
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,531
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,789
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,782
Cohen & Steers Active Commodities Fund, Inc. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	5.17%
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	5.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.07%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.17%)	[2]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	1,220
5 Years	rr_ExpenseExampleYear05	2,459
10 Years	rr_ExpenseExampleYear10	5,444
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,220
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,459
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,444
1 Year	rr_AverageAnnualReturnYear01	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	(16.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
Cohen & Steers Active Commodities Fund, Inc. | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(18.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
Cohen & Steers Active Commodities Fund, Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.12%
Since Inception	rr_AverageAnnualReturnSinceInception	(13.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
Cohen & Steers Active Commodities Fund, Inc. | Bloomberg Commodity Index Total Return
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.77%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	(15.16%)	[8]
Cohen & Steers Active Commodities Fund, Inc. | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	8.99%	[9]

[1]	The maximum shareholder service fee for Class C shares, Class I shares and Class T shares is 0.25%, 0.10% and 0.10%, respectively.
[2]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2018 so that the Fund's total annual operating expenses, which include the expenses of the subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.25% for Class A shares, 1.65% for Class C shares, 0.90% for Class F shares, 0.90% for Class I shares, 1.40% for Class R shares, 1.25% for Class T shares and 0.90% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[3]	The annual total returns for the Class C, I, R and Z shares of the Fund are substantially similar to the annual total returns of the Class A shares because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses. Class F shares and Class T shares are currently not available for purchase.
[4]	For Class C shares, the maximum deferred sales charge does not apply after one year.
[5]	Class F shares and Class T shares are currently not available for purchase.
[6]	The total annual fund operating expenses for Class F shares and Class T shares are estimated.
[7]	The inception date for Class R shares is October 1, 2014.
[8]	The Bloomberg Commodity Index Total Return is a broadly diversified index that tracks the commodity markets through commodity futures contracts. The index is made up of exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity.
[9]	The S&P 500® Index is an unmanaged index of common stocks that is frequently used as a general measure of U.S. stock market performance.